Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 44,132	$ 31,446	$ 95,068
Accounts receivable	10,000
Prepaid expenses	9,870	2,331	2,031
Total Current Assets	64,002	33,777	97,099
Restricted cash	1,321	362	80
Property and equipment, net	32,085	23,399	16,279
Deferred offering costs		4,099
Other assets	1,402	1,420	370
TOTAL ASSETS	98,810	63,058	113,828
CURRENT LIABILITIES
Accounts payable	4,155	7,551	4,537
Accrued expenses	30,427	14,624	6,826
Convertible debt		31,691
Long-term debt, current portion	11,402	7,234	633
Deferred revenue, current portion	8,939	963	1,663
Other current liabilities	294	278	252
Total Current Liabilities	55,217	62,341	13,911
Warrant liabilities	470	2,105	125
Long-term debt, net of current portion	20,156	27,152	992
Convertible debt			17,273
Other liabilities	9,242	1,435	1,562
TOTAL LIABILITIES	85,085	93,033	33,863
Commitments and Contingencies
LEGACY REDEEMABLE CONVERTIBLE PREFERRED STOCK		218,790	218,787
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $0.0001 par value; 500,000,000 shares authorized, 123,663,315 and 96,575,107 shares issued and outstanding at June 30, 2022, and December 31, 2021, respectively	13	10	10
Preferred stock
Additional paid-in capital	357,428	223,584	221,214
Accumulated deficit	(343,716)	(253,569)	(141,259)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	13,725	(29,975)	79,965
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 98,810	$ 63,058	$ 113,828